Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
Goodwill

13. Goodwill

        The goodwill is attributable to the workforce of the acquired business and the significant synergies expected to arise after the Group's acquisition. The changes in the carrying value of goodwill and accumulated impairment charges by segment are as follows:

	Online Game Related Operation
			Film, Television and Others
	PRC	International		Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2010
Goodwill	110,606,000	145,663,228	227,355,604	483,624,832
Accumulated impairment charges	—	—	—	—

	110,606,000	145,663,228	227,355,604	483,624,832

Transaction in 2011
Increase in goodwill related to acquisition	1,818,861	198,036,541	—	199,855,402
Disposal	—	—	(227,355,604)	(227,355,604)
Foreign currency translation adjustment	—	10,203,883	—	10,203,883
Balance as of December 31, 2011
Goodwill	112,424,861	353,903,652	—	466,328,513
Accumulated impairment charges	—	—	—	—

	112,424,861	353,903,652	—	466,328,513

Transaction in 2012
Impairment charges	(1,818,861)	(38,951,085)	—	(40,769,946)
Foreign currency translation adjustment	—	(16,729,150)	—	(16,729,150)
Balance as of December 31, 2012
Goodwill	112,424,861	337,174,502	—	449,599,363
Accumulated impairment charges	(1,818,861)	(38,951,085)	—	(40,769,946)

	110,606,000	298,223,417	—	408,829,417

        The Group performed annual impairment assessment of its goodwill on November 30, 2012.

        Under PRC segment, the Group identified one reporting unit as PRC online game business for 2012 goodwill impairment testing. Lighter game reporting unit, previously identified as a separate reporting unit in 2011 annual impairment assessment, was aggregated into PRC online game reporting unit in 2012 assessment as a result of the Group's business integration in China. Goodwill previously associated with lighter game reporting unit, amounting to RMB1,818,861, was fully impaired in 2012 because of the underperformance of such reporting unit. Under international segment, the Group identified the following three reporting units for goodwill impairment testing: Runic Games, C&C Media and US online game business.

        During the Group's annual impairment assessment, in view of C&C Media's less-than-satisfactory performance during 2012 and near-term business outlook, the Group performed an assessment of C&C Media's goodwill and recognized an impairment charge of RMB38,951,085. The impairment assessment on C&C Media goodwill weighted the results from the income approach and considered a combination of factors, included but not limited to, market conditions, expected future cash flows, growth rates, and discount rates, which requires the Group to make certain assumptions and estimates regarding industry economic factors and future profitability of the business.

        For the remaining reporting units, namely PRC online game business, Runic Games and US online game business, as a result of impairment test conducted on November 30, 2012, the Group concluded that the fair value of the reporting units, estimated using income approach, substantially exceeded their carrying values, and determined that no adjustment to the carrying value of goodwill for these reporting units was necessary. As of December 31, 2012, the Group determined that no events or circumstances from November 30, 2012 through December 31, 2012 indicated that a further assessment was necessary.